SHARE CAPITAL (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands					1 Months Ended			12 Months Ended
	Jan. 27, 2022 shares	Aug. 19, 2021 shares	May 01, 2021 shares	Mar. 01, 2021 shares	Dec. 31, 2023 CNY (¥) shares	Apr. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2020 shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) Vote $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Oct. 05, 2023 shares	Feb. 15, 2023 Vote shares	Dec. 31, 2022 shares	Oct. 31, 2019 $ / shares
SHARE CAPITAL
Proceeds from issuance of stock								¥ 2,122,123	$ 298,895	¥ (131)
Percentage of total principal amount converted										42.30%
Shares issued to depositary bank (in shares)										7,800,000
Reissuance of treasury stock for share option exercise and restricted share units vested , shares								3,252,768	3,252,768
Payment of issuance costs								¥ 1,880	$ 265
Related Party [Member] | Tuspark Innovation
SHARE CAPITAL
Aggregate Purchase price | $						$ 260,000
Number of shares converted from Class B to Class A						62,418,897
Related Party [Member] | Sunrise Corporate Holding Ltd
SHARE CAPITAL
Number of shares converted from Class B to Class A		4,100,000
Class A Ordinary Shares
SHARE CAPITAL
Entitled vote per ordinary share | Vote									1
Proceeds from issuance of stock | ¥					¥ 2,122,123
Number of shares issued upon conversion										42,401,010
Shares issued to depositary bank (in shares)										7,800,000
Convertible Preferred Stock, Shares Issued upon Conversion				54,507,816
Total issuance for converted preferred stock				54,507,816
Ordinary shares, shares authorized (in shares)									2,698,935,000				1,199,490,000
Ordinary shares, shares issued (in shares)									1,513,609,283				859,932,323
Increase in number of shares											1,500,000,000
Number of shares issued							150,000			16,680,000
Payment of issuance costs | ¥					¥ 37,720
Class A Ordinary Shares | Convertible Notes Payable
SHARE CAPITAL
Number of shares issued			150,000
Class A Ordinary Shares | Success Flow International Investment Limited
SHARE CAPITAL
Number of shares issued					455,296,932
Class A Ordinary Shares | Choice Faith Group Holdings Limited
SHARE CAPITAL
Number of shares issued					195,127,260
Class A Ordinary Shares | Related Party [Member] | Tuspark Innovation
SHARE CAPITAL
Share repurchase price | $ / shares						$ 5.346
Class B Ordinary Shares
SHARE CAPITAL
Entitled vote per ordinary share | Vote									10
Conversion share ratio									1
Ordinary shares, shares authorized (in shares)									300,000,000				300,000,000
Ordinary shares, shares issued (in shares)									30,721,723				30,721,723
Class B Ordinary Shares | Related Party [Member] | Tuspark Innovation
SHARE CAPITAL
Number of shares repurchased and cancelled						48,634,493
Ordinary shares repurchased						48,634,493
Class C Ordinary Shares
SHARE CAPITAL
Entitled vote per ordinary share | Vote									1
Ordinary shares, shares authorized (in shares)									60,000				60,000
Ordinary shares, shares issued (in shares)									60,000				60,000
Class D ordinary shares
SHARE CAPITAL
Entitled vote per ordinary share | Vote												500
Ordinary shares, shares authorized (in shares)												555,000
Ordinary shares, shares issued (in shares)												0
American Depository Shares
SHARE CAPITAL
Conversion price (in dollars per share) | $ / shares									$ 12					$ 54.47
American Depository Shares | Related Party [Member] | Tuspark Innovation
SHARE CAPITAL
Share repurchase price | $ / shares						$ 32.076
Series A Perpetual Convertible Preferred Shares
SHARE CAPITAL
Total issuance for converted preferred stock	300,000